CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	$ 712	$ (9)	$ 616
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	2,788	6,103	(133)
Actuarial gain (loss) on defined benefit plans	6	7	(12)
Deferred income tax (expense) recoveries on above items	(753)	(1,546)	81
Unrealized (loss) gain on investments in equity securities	0	(2)	2
Equity-accounted investments	197	451	154
Total items that will not be reclassified to net income	2,238	5,013	92
Other comprehensive income that may be reclassified to net income
Foreign currency translation	1,492	(1,573)	1,317
(Losses) gains arising during the year on financial instruments designated as cash-flow hedges	(100)	(301)	252
(Loss) gain on foreign exchange swaps – net investment hedges	(614)	279	(128)
Reclassification adjustments for amounts recognized in net income (loss)	110	(105)	(108)
Deferred income tax (expense) recoveries on above items	(6)	52	(13)
Equity-accounted investments	19	(8)	8
Total items that may be reclassified subsequently to net income (loss)	901	(1,656)	1,328
Other comprehensive income	3,139	3,357	1,420
Comprehensive income (loss)	3,851	3,348	2,036
Comprehensive income attributable to:
Preferred limited partners’ equity	34	37	41
Limited partners’ equity	416	111	(72)
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	627	353	619
Other comprehensive income that may be reclassified to net income
Other comprehensive income	1,984	2,551	1,364
Comprehensive income attributable to:
Non-controlling interests	2,611	2,904	1,983
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	144	125	111
Other comprehensive income that may be reclassified to net income
Other comprehensive income	7	5
Comprehensive income attributable to:
Non-controlling interests	151	130	111
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(48)	(174)	(63)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	330	250	13
Comprehensive income attributable to:
Non-controlling interests	282	76	(50)
BEPC exchangeable shares and class A.2 exchangeable shares
Comprehensive income attributable to:
Non-controlling interests	261	71	(45)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	30	28	27
Other comprehensive income that may be reclassified to net income
Other comprehensive income	26	(46)	12
Comprehensive income attributable to:
Non-controlling interests	56	(18)	39
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	40	37	29
Comprehensive income attributable to:
Non-controlling interests	$ 40	$ 37	$ 29